RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Shareholder loan - credit	$ 793.37
Credit interest	15.24
Management compensation
Salary and management fees	$ 69,585	$ 59,094